FINANCIAL LEASE RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of financial lease receivables

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Loan recognized as a result of payment under the guarantee	810,327	2,343,586	2,594,749
Less: allowance for doubtful accounts/provision for credit losses	(256,639)	(763,122)	(2,190,575)
	553,688	1,580,464	404,174

Financial Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of financial lease receivables

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Financial lease receivables due from car dealers	239,854	130,631	27,870
Less: allowance for doubtful accounts/provision for credit losses	—	(16,390)	(20,318)
	239,854	114,241	7,552

Financial lease receivables due from consumers	61,547	14,346	14,428
Less: allowance for doubtful accounts/provision for credit losses	(6,890)	(6,767)	(6,932)
	54,657	7,579	7,496

Financial lease receivables, net	294,511	121,820	15,048

Schedule of aging analysis of past due financing lease receivables

The following present the aging of past-due financial lease receivables as of December 31, 2018:

	1-90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	—	—	—	239,854	239,854
Financial lease receivables due from consumers	—	7,748	7,748	53,799	61,547
	—	7,748	7,748	293,653	301,401

The following presents the aging of past-due financial lease receivables as of December 31, 2019:

	1- 90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	1,510	14,628	16,138	114,493	130,631
Financial lease receivables due from consumers	—	6,767	6,767	7,579	14,346
	1,510	21,395	22,905	122,072	144,977

The following present the aging of past-due financial lease receivables as of March 31,2020:

	1-90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	4,750	16,400	21,150	6,720	27,870
Financial lease receivables from consumers	—	14,428	14,428	—	14,428
	4,750	30,828	35,578	6,720	42,298

11. FINANCIAL LEASE RECEIVABLES (CONTINUED)

Summary of credit quality analysis of financial lease receivables

	Amortized cost basis by origination year
	December 31,				March 31,
	2016	2017	2018	2019	2020	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Current	—	—	—	—	6,720	6,720
Past due
1-90 days past due	—	—	—	—	4,750	4,750
Greater than 90 days past due	10,324	3,320	10,745	6,319	120	30,828
	10,324	3,320	10,745	6,319	11,590	42,298

Schedule of movement of allowance for doubtful accounts

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Beginning balance of the period	(2,624)	(4,225)	(6,890)	(23,157)
Changes on initial application of ASU 2016-13	—	—	—	(839)
Provision for credit losses	(1,601)	(2,665)	(16,267)	(3,254)
Ending balance of the period	(4,225)	(6,890)	(23,157)	(27,250)

Schedule of components of the net investment in financial lease receivables

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Total minimum lease payments to be received	303,273	146,006	42,640
Less: allowance for uncollectibles	(6,890)	(23,157)	(27,250)
Net minimum lease payments receivable	296,383	122,849	15,390
Less: unearned income	(1,872)	(1,029)	(342)
Net investment	294,511	121,820	15,048